PAYROLL AND SOCIAL SECURITY TAXES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Salaries	$ 12,815	$ 12,018
Social security tax	25,412	22,140
Provision for vacation, bonus and others	146,000	77,015
Directors fees	214	139
Other	23	569
TOTAL	$ 184,464	$ 111,881